Financial risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Interest-bearing debt	SFr 0
Short-term debt	0	SFr 0
Long-term debt	SFr 0	SFr 0
Foreign exchange risk
Financial risk management
Subsequent period of currency transactions economically hedged	12 months
Foreign exchange risk | EUR
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (19,920)	SFr (52,398)	SFr (11,144)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (19,920)	SFr (52,398)	SFr (11,144)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 19,920	SFr 52,398	SFr 11,144
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 19,920	SFr 52,398	SFr 11,144
Foreign exchange risk | GBP
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (12,489)	SFr (15,965)	SFr (3,791)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (12,489)	SFr (15,965)	SFr (3,791)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 12,489	SFr 15,965	SFr 3,791
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 12,489	SFr 15,965	SFr 3,791
Foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 972,596	SFr 1,224,506	SFr 86,326
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 972,596	SFr 1,224,506	SFr 86,326
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (972,596)	SFr (1,224,506)	SFr (86,326)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (972,596)	SFr (1,224,506)	SFr (86,326)
Foreign exchange risk | Minimum
Financial risk management
Percentage of currency transactions economically hedged	50.00%
Foreign exchange risk | Maximum
Financial risk management
Percentage of currency transactions economically hedged	100.00%
Interest rate risk
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)